Significant Portions Of Deferred Tax Assets And Liabilities (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Income Taxes [Abstract]
Tax loss carryforwards	$ 914.9	$ 800.6
Postretirement benefits	905.4	787.1
Foreign tax credit carryforwards	564.3	553.3
Capitalized research and development	149.6	267.4
Other tax credit carryforwards	116.8	144.2
Deferred revenue	76.1	91.0
Employee benefits and compensation	55.9	54.3
Purchased capitalized software	43.7	46.0
Depreciation	34.8	38.6
Capitalized costs	16.5	17.3
Warranty, bad debts and other reserves	15.1	18.4
Debt related		8.8
Other	30.0	22.9
Deferred Tax Assets, Gross, Total	2,923.1	2,849.9
Valuation allowance	(2,731.8)	(2,648.5)
Total deferred tax assets	191.3	201.4
Other	25.6	27.1
Total deferred tax liabilities	25.6	27.1
Net deferred tax assets	$ 165.7	$ 174.3